ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Accounts payable and accrued expenses	$ 5,301,053	$ 4,209,366	$ 3,772,919
Credit cards payable	937,459	980,000	212,000
Professional fee	681,000	600,000	207,000
Rent	1,184,481	570,000	2,050,000
Commissions	425,000	570,000	260,000
Short-term negative cash balances		475,000	475,000
Sales tax	866,409	295,000	443,000
Costs related to the initial public offering	678,669	290,000
Refunds		228,000
Furniture	112,500	97,000
Marketing			97,000
Other miscellaneous items	$ 415,537	$ 105,000	$ 29,000